Earnings per share (EPS) (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Basic EPS
Basic earnings from continuing operations	£ 3,241	£ 2,826	£ 2,216
Basic earnings from discontinued operations	0	76	74
Basic total earnings	£ 3,241	£ 2,902	£ 2,290
Basic EPS (continuing) (in GBP per share)	£ 0.655	£ 0.600	£ 0.555
Basic EPS (discontinuing) (in GBP per share)	0	0.016	0.019
Total basic earnings per share (in GBP per share)	£ 0.655	£ 0.616	£ 0.574
Weighted average number of shares – basic (in shares)	4,946	4,707	3,991
Diluted EPS
Diluted earnings from continuing operations	£ 3,241	£ 2,826	£ 2,216
Diluted earnings from discontinued operations	0	76	74
Diluted total earnings	£ 3,241	£ 2,902	£ 2,290
Diluted EPS (continuing) (in GBP per share)	£ 0.652	£ 0.598	£ 0.553
Diluted EPS (discontinuing) (in GBP per share)	0	0.016	0.018
Diluted EPS (in GBP per share)	£ 0.652	£ 0.614	£ 0.571
Weighted average number of shares – diluted (in shares)	4,971	4,729	4,008
Reconciliation of basic to diluted average number of shares
Weighted average number of shares – basic (in shares)	4,946	4,707	3,991
Effect of dilutive potential ordinary shares – employee share plans (in shares)	25	22	17
Weighted average number of shares – diluted (in shares)	4,971	4,729	4,008